Net Income - Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Contract assets	$ 1		$ (2)	$ 19
Trade notes and accounts receivable	49		(54)	805
Other receivables	(5)		(69)	96
Inventories	1,161	$ 41	475	365
Property, plant and equipment	0		93	0
Investment properties	(27)	(1)	(57)	(19)
Intangible assets	9	0	9	51
Other assets	$ 0	$ 0	$ 44	$ 0